Income and Social Contribution Taxes	12 Months Ended
Dec. 31, 2023
Disclosure of income and social contribution taxes [abstract]
Income and Social Contribution Taxes
9 Income and social contribution taxes

a. Deferred income (IRPJ) and social contribution taxes (CSLL)

The Company and its subsidiaries recognize deferred tax assets and liabilities, which are not subject to the statute of limitations, mainly resulting from provision for differences between cash and accrual basis, tax loss carryforwards and provisions for tax, civil, and labor risks. Deferred tax assets are sustained by the continued profitability of their operations. Deferred IRPJ and CSLL are recognized under the following main categories:

	12/31/2023	12/31/2022
Assets - deferred income and social contribution taxes on:
Provision for losses with assets	46,863	47,436
Provisions for tax, civil and labor risks	326,662	225,585
Provision for post-employment benefits	90,451	74,644
Provision for differences between cash and accrual basis (i)	35,989	63,330
Goodwill	7,976	3,561
Business combination – tax basis vs. accounting basis of goodwill	-	17,575
Provision for asset retirement obligation	14,759	15,737
Operating provisions	299,609	132,657
Provision for profit sharing and bonus	91,883	69,588
Leases payable	518,138	518,081
Change in fair value of subscription warrants	3,566	9,224
Provision for deferred revenue	932	8,121
Other temporary differences	104,319	43,715
Tax losses and negative basis for social contribution carryforwards (9.d)	396,601	283,238
Total	1,937,748	1,512,492
Offsetting liability balance	(682,614)	(614,257)
Net balances of deferred tax assets	1,255,134	898,235
Liabilities - deferred income and social contribution taxes on:
Revaluation of property, plant and equipment	‐	387
Leases payable	432,908	457,768
Provision for differences between cash and accrual basis (i)	81,293	9,389
Goodwill	28,717	27,691
Business combination - fair value of assets	54,921	61,521
Other temporary differences	84,981	57,800
Total	682,820	614,556
Offsetting asset balance	(682,614)	(614,257)
Net balance of deferred tax liabilities	206	299

(i) Refers mainly to the income and social contribution taxes on the exchange variation of the derivative instruments.

Changes in the net balance of deferred IRPJ and CSLL are as follows:

Balance as of December 31, 2020	961,979
Deferred IRPJ and CSLL recognized in income for the year	242,246
Deferred IRPJ and CSLL of subsidiaries classified as discontinued operations	110,821
Deferred IRPJ and CSLL recognized in other comprehensive income	(11,366)
Reclassification to assets held for sale	(728,986)
Others	(3,221)
Balance as of December 31, 2021	571,473
Deferred IRPJ and CSLL recognized in income for the year	296,459
Deferred IRPJ and CSLL recognized in income for the year from discontinued operation	31,138
Deferred IRPJ and CSLL recognized in other comprehensive income	(1,134)
Balance as of December 31, 2022	897,936
Deferred IRPJ and CSLL recognized in income for the year	335,375
Deferred IRPJ and CSLL recognized in other comprehensive income	21,474
Others	143
Balance as of December 31, 2023	1,254,928

The balance of the Company of R$ 1,255,134 was supported by the study on taxable profit projections for the realization of deferred tax assets in order to the realization of deferred tax assets.

The taxable profit projections were made considering the business plans of each segment of the Company which indicates trends and perspectives, demand effects, competition, and other economic factors, and that represent the management’s best estimate about the economic conditions existing during the period of realization of the deferred tax asset were taken into account.

The main key assumptions used to calculate the realization of deferred tax assets are: growth in Gross Domestic Product (“GDP”), exchange rate, basic interest rate (SELIC) and DI, inflation rate, commodity price index, among others.

b. Reconciliation of income and social contribution taxes in the statement of income

IRPJ and CSLL are reconciled to the statutory tax rates as follows:

	2023	2022	2021
Income before taxes	3,578,695	1,879,725	1,006,648
Statutory tax rates - %	34	34	34
Income and social contribution taxes at the statutory tax rates	(1,216,756)	(639,107)	(342,260)
Adjustment to the statutory income and social contribution taxes:
Nondeductible expenses (i)	(11,535)	(11,006)	(45,569)
Nontaxable revenues (ii)	114,981	23,149	138,631
Adjustment to estimated income (iii)	2,173	10,136	3,901
Unrecorded deferred income and social contribution tax carryforwards (iv)	(36,227)	(4,602)	(5,285)
Share of profit (loss) of subsidiaries, joint ventures and associates	4,049	4,141	(5,995)
Interest on capital	‐	153,004	‐
Other adjustments	(26,666)	29,327	21,414
Income and social contribution taxes before tax incentives	(1,169,981)	(434,958)	(235,163)
Tax incentives – SUDENE (9.c)	109,039	93,444	47,129
Income and social contribution taxes in the statement of income	(1,060,942)	(341,514)	(188,034)
Current	(1,396,317)	(637,973)	(430,280)
Deferred	335,375	296,459	242,246
Effective IRPJ and CSLL rates - %	(29.6)	(18.2)	(18.7)

(i)	Consist of certain expenses that cannot be deducted for tax purposes under applicable tax legislation, such as expenses with fines, donations, gifts, losses of assets, negative results of foreign subsidiaries and certain provisions.
(ii)	Consist of certain gains and income that are not taxable under applicable tax legislation, such as the reimbursement of taxes, tax incentives, installments and the reversal of certain provisions, as well as recovery of tax credits and amounts related to non-taxation of the income and social contribution taxes on the monetary adjustment (SELIC) in the repetition of undue tax lawsuits.
(iii)	Brazilian tax law allows for an alternative method of taxation for companies that generated gross revenues of up to R$ 78 million in their previous fiscal year. Certain subsidiaries of the Company adopted this alternative form of taxation, whereby income and social contribution losses are calculated on a basis equal to 32% of the operating revenues, as opposed to being calculated based on the effective taxable income of these subsidiaries. The adjustment to estimated income represents the difference between the taxation under this alternative method and the income and social contribution taxes that would have been paid based on the effective statutory rate applied to the taxable income of these subsidiaries.
(iv)	See Note 9.d.

c. Tax incentives – SUDENE

The following subsidiaries have the benefit of income tax reduction for belonging to the sectors of the economy considered priority for the subsidized areas, under the terms of the development program of the region operated by the Superintendence for the Development of the Northeast (“SUDENE”), in compliance with the current law:

Subsidiary	Units	Incentive - %	Expiration
Bahiana Distribuidora de Gás Ltda.	Mataripe base	75	2024
	Caucaia base	75	2025
	Juazeiro base	75	2026
	Aracaju base	75	2027
	Suape base	75	2027
Ultracargo Logística S.A.	Aratu Terminal(1)	75	2032
	Suape Terminal	75	2030
	Itaqui Terminal	75	2030

(1)

In December 2022, an application for renewal of Aratu Terminal concession term for an additional 10 years was filed with SUDENE, having been approved in accordance with Report 108/2023 and recognition by the Brazilian Federal Revenue with effect on January 1, 2023.

d. Tax losses and negative basis for social contribution carryforwards

As of December 31, 2023, the Company and certain subsidiaries had tax loss carryforwards related to income tax (IRPJ) and social contribution (CSLL), whose annual offsets are limited to 30% of taxable income in a given tax year, which do not expire.

The balances comprising deferred taxes related to income tax loss carryforwards and negative basis of social contribution are as follows:

	12/31/2023	12/31/2022
Oil Trading	84,372	93,627
Ultrapar (i)	77,453	65,505
Abastece Aí	91,861	66,347
Ipiranga	97,071	28,894
Ultracargo Vila do Conde	30,652	22,313
Others	15,192	6,552
	396,601	283,238

(i) Include the amount of R$ 25,884 of deferred taxes recognized on the tax loss of subsidiary Ultrapar International as of December 31, 2023 (R$ 33,663 as of December 31, 2022).

The balances which are not constituted of deferred taxes related to income tax loss carryforwards and negative basis of social contribution are as follows:

	12/31/2023	12/31/2022
Neogás	45,333	-
Integra Frotas	13,335	12,394
Millennium	8,539	6,154
Others	9,095	997
	76,302	19,545

e. Non-levy of IRPJ/CSLL on the update by Selic of tax undue payments received from the Federal Government

The Company and its subsidiaries have lawsuits claiming the non-levy of IRPJ and CSLL on monetary variation (SELIC) on tax credits. On September 27, 2021, the Federal Supreme Court judged that the levy of IRPJ and CSLL on amounts related to monetary variation (SELIC) received by taxpayers in the repetition of undue tax payments is unconstitutional. The Company and its subsidiaries have registered credits of this nature in the amount of R$ 143,147 as of December 31, 2023 (R$ 128,420 as of December 31, 2022).